Equity (Details) $ / shares in Units, $ / shares in Units, ¥ in Thousands																6 Months Ended		12 Months Ended
	Jul. 23, 2024 $ / shares shares	Jan. 05, 2024 $ / shares shares	Dec. 14, 2023 USD ($) $ / shares shares	Oct. 05, 2023 shares	Aug. 01, 2023 USD ($) $ / shares shares	Jul. 10, 2023 shares	Aug. 04, 2022 $ / shares shares	May 04, 2022 $ / shares	Nov. 09, 2021 $ / shares shares	Sep. 01, 2021 $ / shares shares	May 21, 2021 $ / shares shares	Apr. 14, 2020 USD ($)	Mar. 30, 2020 USD ($) shares	Sep. 27, 2019 $ / shares shares	Jul. 10, 2018 HKD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	May 12, 2025 $ / shares shares	Apr. 08, 2025 $ / shares shares	Jan. 17, 2025 $ / shares shares	Dec. 09, 2024 $ / shares shares	Nov. 15, 2024 $ / shares shares	Nov. 13, 2024 shares	Sep. 16, 2024 $ / shares shares	Mar. 19, 2024 $ / shares shares	Dec. 31, 2023 shares	Aug. 23, 2023 $ / shares	Nov. 10, 2022 $ / shares	Nov. 10, 2022 CNY (¥) shares	Aug. 08, 2022 $ / shares	Jun. 29, 2022 USD ($) $ / shares shares	Feb. 19, 2021 $ / shares shares	Jan. 08, 2021 $ / shares	Jan. 04, 2021 shares	Dec. 31, 2020 shares	Mar. 26, 2020 USD ($)	Mar. 19, 2020 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares
Equity [Line Items]
Shares authorized (in Shares)																25,000,000		25,000,000
Ordinary shares par value | $ / shares																$ 0.06		$ 0.06
Ordinary shares issued (in Shares)																7,516,975		6,434,040
Investment (in Dollars) | $																																					$ 6,000	$ 4,000	$ 6,000
Investment finance cos (in Dollars) | $													$ 6,000
Termination cost (in Dollars) | $												$ 12,000
Purchase of ordinary shares outstanding (in Shares)													3,050,701
Purchase price | $ / shares																$ 90
Ordinary shares, value (in Yuan Renminbi) | $																$ 433,000		$ 368,000
Warrants to purchase (in Shares)																2,629,812
Exercise price of warrants | $ / shares																																	$ 2.5	$ 1.4
Ordinary shares, outstanding (in Shares)																7,516,975		6,434,040
Warrants outstanding (in Shares)																																				12,705,000
Exercise of warrants (in Shares)																																	336,001
Outstanding warrants percentage																55.50%
Net proceed from issuance of warrant (in Dollars) | $																$ 5,730,000
Reduced exercise price | $ / shares											$ 1
Warrants price per share | $ / shares																$ 345
Number of trading days																20 years
Preceding trading days																30 years
Expiration term																															Aug. 09, 2027
Pre-Funded Warrant [Member]
Equity [Line Items]
Offered shares (in Shares)										177,500,000
Ordinary shares issued (in Shares)							1,470,475
Purchase price | $ / shares										$ 0.2999
Purchase price per share | $ / shares										$ 0.0001
Warrants to purchase (in Shares)										177,500,000												1,620,000
Exercise price of warrants | $ / shares										$ 0.0001												$ 7.999									$ 0.001
Beneficially owning percentage										4.99%
Election of holder percentage										9.99%
Warrant [Member]
Equity [Line Items]
Price per share | $ / shares											1
Gross proceeds (in Dollars) | $																$ 6,192,286.8
Exercise of warrants (in Shares)																4,423,062
Warrants price per share | $ / shares																$ 9
Investor Warrants [Member]
Equity [Line Items]
Ordinary shares issued (in Shares)							21,428,572
Exercise price of warrants | $ / shares																															$ 0.7
Public Warrants [Member]
Equity [Line Items]
Reduced exercise price | $ / shares																0.7
Warrants price per share | $ / shares																345
Minimum [Member]
Equity [Line Items]
Exercise price of warrants | $ / shares																1.4
Maximum [Member]
Equity [Line Items]
Exercise price of warrants | $ / shares																$ 11.5
Ordinary Shares [Member]
Equity [Line Items]
Shares authorized (in Shares)														500,000,000		500,000,000
Ordinary shares par value | $ / shares							$ 0.0001	$ 0.003		$ 0.0001	$ 0.0001			$ 0.0001		$ 0.06						$ 0.06	$ 0.06						$ 0.003
Ordinary shares vote														one
Offered shares (in Shares)							1,470,475			22,500,000	40,000,000					1,082,935	513,250
Ordinary shares issued (in Shares)																						880,000	120,372	727,425						3,532,841
Repurchase ordinary shares (in Shares)																																								47,035	47,035
Issued and outstanding ordinary shares percentage																1.00%
Reserved shares (in Shares)																531,005
Additional outstanding shares percentage																1.00%
Purchase price | $ / shares							$ 0.3			$ 0.3	$ 1
Reverse Split description								thirty for one reverse stock split
Ordinary shares, value (in Yuan Renminbi) | ¥																														¥ 7,120,478
Purchase price per share | $ / shares																						$ 8
Warrants to purchase (in Shares)																					439,935
Exercise price of warrants | $ / shares																					$ 0.06
Ordinary shares, outstanding (in Shares)																7,516,975	2,610,785	6,434,040									2,097,535
Ordinary Shares [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares							$ 0.003
Offered shares (in Shares)							22,899,047
Exercise of pre-funded warrants (in Shares)																		1,408,791
Exercise price of warrants | $ / shares																					0.001	$ 0.001
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise price of warrants | $ / shares																					$ 0.001
Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares										$ 0.0001	$ 0.0001
Offered shares (in Shares)										22,500,000	40,000,000
Ordinary shares issued (in Shares)																1,364,512																	336,001
Purchase price | $ / shares										$ 0.3	$ 1
Price per share | $ / shares											$ 2.5
Ordinary Shares [Member] | Public Warrants [Member]
Equity [Line Items]
Price per share | $ / shares																$ 90
Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares authorized (in Shares)																																16,666,667
Ordinary shares par value | $ / shares																																$ 0.003
Authorized share capital | $																																$ 50,000
Ordinary shares issued (in Shares)																		6,434,040
Ordinary shares, outstanding (in Shares)																		6,434,040
Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares authorized (in Shares)																																500,000,000
Authorized share capital | $																																$ 1,500,000
Ordinary Shares [Member] | Share Incentive Plan [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																			$ 0.06	$ 0.06						$ 0.06
Ordinary shares issued (in Shares)																			321,500	321,500						209,753
Reverse Split [Member]
Equity [Line Items]
Warrants price per share | $ / shares																$ 0.3
Two Thousand Twenty Three Share Consolidation [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																												$ 0.06
Individual Investor [Member]
Equity [Line Items]
Share issue to the director (in Shares)					200,000
Total gross proceeds (in Dollars) | $					$ 1,000,000
Individual Investor [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares					$ 0.06
Price per share | $ / shares					$ 5
Joint Venture [Member]
Equity [Line Items]
Termination cost (in Dollars) | $												$ 4,000
Joint Venture [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares																									$ 0.06
Ordinary shares issued (in Shares)																									520,000
Equity interests percentage																									5.23%					3.30%
Securities Purchase Agreement [Member] | Investor [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares									$ 0.0001
Share issue to the director (in Shares)									33,333,334
Price per share | $ / shares									$ 0.6
Asset Purchase Agreement [Member]
Equity [Line Items]
Number of units acquire (in Shares)				220
Asset Purchase Agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Share issue to the director (in Shares)				276,572		227,456
Subscription Agreements [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares		$ 0.06
Offered shares (in Shares)		303,497
Subscription Agreements [Member] | Three Individual Investors [Member] | Ordinary Shares [Member]
Equity [Line Items]
Share issue to the director (in Shares)			303,497
Price per share | $ / shares			$ 3.342
Total gross proceeds (in Dollars) | $			$ 1,014,286
Purchase price per share | $ / shares			$ 0.06
Acquisition Agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares	$ 0.06
Offered shares (in Shares)	166,667
Meten International [Member]
Equity [Line Items]
Ordinary shares par value | $ / shares															$ 0.01																										$ 0.01
Meten International [Member] | Ordinary Shares [Member]
Equity [Line Items]
Shares authorized (in Shares)															38,000,000																									500,000,000	500,000,000
Ordinary shares par value | (per share)															$ 0.01																									$ 0.0001	$ 0.01
Authorized share capital | $															$ 380,000
Offered shares (in Shares)															47,035
Ordinary shares issued (in Shares)																																								318,601,222	318,601,222
Meten International [Member] | Merger agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares conversion (in Shares)													318,601,222
Converted shares (in Shares)													48,391,607
EdtechX [Member]
Equity [Line Items]
Invested amount (in Dollars) | $																$ 20,000
Purchase of shares (in Shares)																2,000,000
EdtechX [Member] | Merger agreement [Member]
Equity [Line Items]
Converted shares (in Shares)													1,971,505
Chief Marketing Officer [Member] | Two Thousand Twenty Share Incentive Plan [Member]
Equity [Line Items]
Issued shares under plan (in Shares)																																			1,327,514